Deferred tax (Tables)	12 Months Ended
Oct. 31, 2019
Deferred tax [Abstract]
Net Deferred Tax Liability
		12 months ended October 31, 2019	18 months ended October 31, 2018
Net Deferred tax liability	Note	$m	$m
At November 1 / May 1		(1,170.5)	(118.5)

Credited/(debited) to consolidated statement of comprehensive income:		188.7	(17.1)
- Continuing operations	7	156.4	(27.6)
- Discontinued operation		32.3	10.5

Credited directly to equity in relation to share options		(7.6)	(23.7)

Credited to other comprehensive income:		27.0	4.3
- Continuing operations		27.0	3.8
- Discontinued operation		-	0.5

Acquisition of subsidiaries:		-	(1,957.4)
Acquisition of subsidiaries – HPE Software business	38	-	(1,953.5)
Acquisition of subsidiaries – COBOL-IT	38	-	(3.9)

Impact of adoption of IFRS 9		4.4	-
Impact of adoption of IFRS15		(17.3)	-
Foreign exchange adjustment		(11.8)	11.6
Reclassification to current assets held for sale	37	-	(1.6)
Effect of change in tax rates – charged to Consolidated statement of comprehensive income		-	931.9
At October 31		(987.1)	(1,170.5)

Deferred Tax Assets
	Tax losses and interest restrictions	Share- based payments	Deferred revenue	Prepaid royalty	Tax credits	Intangible fixed assets	Other temporary differences	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At May 1, 2017	56.7	43.7	44.5	-	33.8	5.9	23.6	208.2
Acquisition of subsidiaries - HPE Software business	4.5	-	(36.5)	332.0	39.0	-	43.7	382.7
(Charged)/credited to Consolidated statement of comprehensive income – continuing operations	(13.5)	0.1	45.2	(201.4)	(46.1)	(0.8)	14.1	(202.4)
Credited directly to equity	-	(23.7)	-	-	-	-	-	(23.7)
Debited to Other comprehensive income	-	-	-	-	-	-	4.3	4.3
Foreign exchange adjustment	-	(0.3)	-	-	-	-	-	(0.3)
Reclassification to current assets held for sale	-	-	-	-	-	-	(1.6)	(1.6)
Effect of change in tax rates – credited to Consolidated statement of comprehensive income	(21.1)	(2.4)	66.7	(88.7)	3.0	(2.1)	(13.3)	(57.9)
Subtotal	26.6	17.4	119.9	41.9	29.7	3.0	70.8	309.3
Jurisdictional offsetting								(309.3)
At October 31, 2018								-

	Tax losses and interest restrictions	Share- based payments	Deferred revenue	Prepaid royalty	Tax credits	Intangible fixed assets	Other temporary differences	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2018	26.6	17.4	119.9	41.9	29.7	3.0	70.8	309.3
(Charged)/credited to Consolidated statement of comprehensive income – continuing operations	73.9	(5.1)	(12.0)	(41.9)	(22.9)	(3.0)	12.7	1.7
Credited/(charged) to Consolidated statement of comprehensive income – discontinued operation	-	-	0.7	-	-	-	(12.3)	(11.6)
Credited directly to equity	-	(7.6)	-	-	-	-	-	(7.6)
Debited to Other comprehensive income	-	-	-	-	-	-	13.0	13.0
Foreign exchange adjustment	-	0.3	-	-	-	-	-	0.3
Impact of adoption of IFRS 9	-	-	-	-	-	-	4.4	4.4
Subtotal	100.5	5.0	108.6	-	6.8	-	88.6	309.5
Jurisdictional offsetting								(309.5)
At October 31, 2019								-

Unrecognize Deferred Tax Assets in Relation to Gross Temporary Differences
The Group did not recognize deferred tax assets in relation to the following gross temporary differences, the expiration of which is determined by the tax law of each jurisdiction:

	Expiration:
	2020	2021	2022	2023	2024	Thereafter	No expiry	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At October 31, 2019
Type of temporary difference:
Losses	56.3	99.2	40.1	33.6	41.8	2,191.6	50.7	2,513.3
Credits	3.5	3.6	2.1	1.3	0.7	1.7	28.9	41.8
Other	-	-	-	-	-	-	23.9	23.9
Total	59.8	102.8	42.2	34.9	42.5	2,193.3	103.5	2,579.0

	Expiration:
	2019	2020	2021	2022	2023	Thereafter	No expiry	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At October 31, 2018
Type of temporary difference:
Losses	35.2	66.1	99.2	37.5	33.6	2,117.7	95.6	2,484.9
Credits	2.2	4.4	4.0	2.4	1.3	5.2	196.4	215.9
Other	1.9	-	-	-	-	-	47.7	49.6
Total	39.3	70.5	103.2	39.9	34.9	2,122.9	339.7	2,750.4

Deferred Tax Liabilities
	Intangible fixed assets	Other temporary differences	Total
	$m	$m	$m
At May 1, 2017	(311.7)	(15.0)	(326.7)
Acquisition of subsidiaries – HPE Software business	(2,324.1)	(12.1)	(2,336.2)
Acquisition of subsidiaries – COBOL-IT	(3.9)	-	(3.9)
Charged/(credited) to Consolidated statement of comprehensive income – continuing operations	186.8	(12.0)	174.8
Charged to Consolidated statement of comprehensive income – discontinued operations	10.5	-	10.5
Foreign exchange adjustment	11.9	-	11.9
Effect of change in tax rates – charged to consolidated statement of comprehensive income	982.0	7.8	989.8
Subtotal	(1,448.5)	(31.3)	(1,479.8)
Jurisdictional offsetting			309.3
At October 31, 2018			(1,170.5)

	Intangible fixed assets	Other temporary differences	Total
	$m	$m	$m
At November 1, 2018	(1,448.5)	(31.3)	(1,479.8)
Charged to Consolidated statement of comprehensive income – continuing operations	155.5	(0.8)	154.7
Charged to Consolidated statement of comprehensive income – discontinued operation	34.0	9.9	43.9
Credited to other comprehensive income – continuing operations	14.0	-	14.0
Impact of adoption of IFRS15	-	(17.3)	(17.3)
Foreign exchange adjustment	(12.1)	-	(12.1)
Subtotal	(1,257.1)	(39.5)	(1,296.6)
Jurisdictional offsetting			309.5
At October 31, 2019			(987.1)